Derivative Instrument - Nonhedge (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Amount	$ 15,000	$ 15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.88%	0.32%
Weighted average maturity in years	11 days	1 year
Unrealized loss relating to interest rate swap	$ 2	$ 64
Derivative Instruments Not Designated as Hedging Instruments, Gain	$ 62	$ 50